Shareholder Report, Holdings (Details) - C000015666	Oct. 31, 2025
Healthcare Services Group8907447
Holdings [Line Items]
Percent of Total Investments	2.50%
iRadimed8907459
Holdings [Line Items]
Percent of Total Investments	2.30%
American Superconductor8907382
Holdings [Line Items]
Percent of Total Investments	2.30%
nLight8907496
Holdings [Line Items]
Percent of Total Investments	2.30%
Newpark Resources8907499
Holdings [Line Items]
Percent of Total Investments	2.20%
Mirum Pharmaceuticals8907491
Holdings [Line Items]
Percent of Total Investments	2.20%
Huron Consulting Group8907453
Holdings [Line Items]
Percent of Total Investments	2.10%
Sterling Infrastructure8907532
Holdings [Line Items]
Percent of Total Investments	2.10%
LeMaitre Vascular8907471
Holdings [Line Items]
Percent of Total Investments	2.10%
ANI Pharmaceuticals8907388
Holdings [Line Items]
Percent of Total Investments	2.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	29.60%